Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Schedule of Deferred Tax Assets
Net deferred tax liabilities consist of the following components as of December 31, 2011 and 2012:

	2011	2012
Deferred tax assets
NOL carry-forward	$23,862,500	$25,881,900
General business credit carry-forwards	1,147,000	1,158,900
Deferred compensation	83,500	78,500
Allowance for doubtful accounts	21,000	31,600
Deferred tax liabilities
Depreciation	(173,000)	61,700

Valuation allowance	(24,941,000)	(27,212,600)
Net deferred tax asset	$-	$-

Schedule of Income Tax Provision
The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the years ended December 31, 2010 and 2011 due to the following:

	2011	2012

Federal income tax (expense) benefit at statutory rates	$1,902,500	$1,831,600
State income tax (expense) benefit at statutory rates	280,000	269,300
Change in valuation allowance	(2,182,500)	(2,100,900)
	$-	$-